Investments	9 Months Ended
Sep. 30, 2026
Investments [Abstract]
Disclosure of investments accounted for using equity method [text block]
18 INVESTMENTS
18.1 Investments breakdown

	09/30/2026	12/31/2025

Investments in associates and joint ventures	229,074	264,312
Goodwill	29,389	29,384
Other investments evaluated at fair value through other comprehensive income (1)	743,848	901,181
	1,002,311	1,194,877

Investments	1,002,311	1,194,877
	1,002,311	1,194,877
(1) It includes the fair value measurement of Lenzing Aktiengesellschaft. As of September 30, 2026, the carrying amount of the investment was R$711,601 (R$865,986 as of December 31, 2025).
18.2 Investments in associates and joint ventures

Information of investees as at				Company Participation
			09/30/2026	Carrying amount		In the income (expenses) for the period
	Equity	Income (expenses) of the period	Participation equity (%)	09/30/2026	12/31/2025	09/30/2026	09/30/2025
Associate
Foreign
Ensyn Corporation (1)							(20,213)
Spinnova Plc (2)	139,642	(129,984)	18.75%	26,183	54,391	(24,372)	(40,714)
Simplifyber, Inc.	38,076	(11,406)	15.52%	4,786	7,973	(2,903)	(1,407)
Allotrope Energy Ltd	2,619		19.72%	516	556
				31,485	62,920	(27,275)	(62,334)
Joint ventures
Domestic (Brazil)
Biomas - Serviços Ambientais, Restauração e Carbono Ltda.	15,047	(23,631)	16.66%	2,507	3,945	(3,937)	(4,618)
Ibema Companhia Brasileira de Papel	390,946	(4,729)	49.90%	195,082	197,442	(2,360)	13,410
Foreign
Woodspin Oy (3)							(122,495)
				197,589	201,387	(6,297)	(113,703)

Other investments evaluated at fair value through other comprehensive income
Bem Agro Integração e Desenvolvimento S.A.			4.58%	3,371	3,581
Celluforce Inc.			8.28%	23,566	25,975
Nfinite Nanotechnology Inc.			5.40%	5,310	5,639
Lenzing Aktiengesellschaft			15.00%	711,601	865,986
				743,848	901,181

Goodwill (1)(3)				29,389	29,389		(63,634)
				29,389	29,389		(63,634)

				1,002,311	1,194,877	(33,572)	(239,671)
(1)In November 2025, the Company sold its entire equity interest in Ensyn Corporation, liquidated F&E Technologies LLC, and recognized impairment of the investment in F&E Tecnologia do Brasil S.A., both related to the same technology developed by Ensyn. As of December 31, 2025, as a result of this transaction, the following accounting effects were recognized, which impacted the equity pickup line: (i) R$ (160,462) related to the write-off of Ensyn goodwill; R$ 371 related to the recognition of the provision for losses on investments; and R$9,896 related to the reclassification of other comprehensive income.
(2)The average share price quoted on the Nasdaq First North Growth Market (NFNGM) was EUR0.44 on September 30, 2026 and EUR0.46 on December 31, 2025.
(3)In August 2025, the Company completed the sale of its entire equity interest in Woodspin Oy and Suzano Finland Oy to Spinnova Plc for the symbolic amount of 1 euro each. For the year ended December 31, 2025, as a result of this transaction, the following accounting effects were recognized, which significantly impacted the equity pickup line: R$ (117,447) related to the impairment of the investment, R$ (28,679) related to the obligation to make an additional capital contribution, and R$15,636 related to the realization of other comprehensive income of the joint venture Woodspin Oy; R$ (63,634) related to the write-off of goodwill of the associate Spinnova Plc; and R$ (88,871) related to the impairment of the investment in the subsidiary Suzano Finland Oy.